SCHEDULE OF SHORT TERM INVESTMENT (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Impairment Effects on Earnings Per Share [Line Items]
Held-to-maturity securities	$ 16,898,215	$ 18,680,071
Total short-term investments	16,898,215	18,680,071
Trading Assets, Excluding Debt and Equity Securities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Held-to-maturity securities	13,064,956	14,446,867
Total short-term investments	13,064,956	14,446,867
Equity Securities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Held-to-maturity securities	3,833,259	4,233,204
Total short-term investments	$ 3,833,259	$ 4,233,204